Long - Term Debt - Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Fees and related costs deferred	$ 307	$ 13,177
Debt Issuance Costs, Net	9,299	$ 12,818	$ 7,100
Hayfin Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred	307
Debt Issuance Costs, Net	$ 2,055